Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Assets and Liabilities

All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$5,805,604	$330,983
Accounts receivable and prepaid expenses	5,933	51
Gold in trust	915,995	-
Total assets	$6,727,532	$331,034

Trade and other payables	$5,827	$88,947
Gold loan payable	3,227,545	-
Derivatives financial liabilities	391,620	-
Total liabilities	$3,624,992	$88,947

Net assets	$3,102,540	$242,087

Schedule of Assets and Liabilities at Fair Value
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Derivative financial liabilities	-	391,620	-	391,620
Warrant liability	-	623,290	-	623,290